BUSINESS OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Ten-League International Holdings Limited is incorporated in the Cayman Islands on March 17, 2023 as an investment holding company. Ten-League International Holdings Limited conducts its primary operations, through its subsidiaries that are incorporated and domiciled in Singapore namely: 1) Ten-League Engineering & Technology Pte. Ltd. and 2) Ten-League Port Engineering Solutions Pte. Ltd. (collectively referred to as the “Company”). The subsidiaries are fully integrated and comprehensive provider of turnkey project solutions including equipment, value-added engineering solutions as well as maintenance and repair services to the port, construction, civil engineering and underground foundation industries. The Company has more than 24 years of experience as an engineering solutions provider in the port, construction, civil engineering and underground foundation industries and possess a strong and proven track record. We provide “one-stop solution” including heavy equipment sales and rental, customized value-added engineering solutions and equipment maintenance and repair services.

Reorganization

Ten-League International Holdings Limited

Ten-League International Holdings Limited was incorporated in the Cayman Islands on March 17, 2023 under the Companies Act as an exempted company with limited liability. The authorized share capital was US$500,000 divided into 500,000,000 Ordinary shares, par value US$0.001 each at the time of incorporation and the initial 1 share was transferred to Ten-League Corporations Pte. Ltd. on the date of incorporation for cash at par. On July 6, 2023, Ten-League Corporations Pte. Ltd., LJSC Holdings Limited, Undersea Capital Holdings Limited, and Jules Verne Investments Limited subscribed for 850, 49, 49 and 49 shares for cash at par resulting in Ten-League Corporations Pte. Ltd., LJSC Holdings Limited, Undersea Capital Holdings Limited, and Jules Verne Investments Limited holding approximately 85.27%, 4.90%, 4.90% and 4.90%, respectively, of the entire issued share capital of Ten-League International Holdings Limited. On February 16, 2024, 999,000 shares were allotted and raised pro rata to existing shareholders of the Company on that date at par. After the completion of the Forward Split on the basis of 40 ordinary shares for every one share of our Company, our authorized share capital has been changed to US$500,000 divided into 20,000,000,000 ordinary shares, par value of US$0.000025 each. Following the completion of the Forward Split on February 16, 2024, the Share Surrenders and prior to the offerings, our total issued shares are held as to 23,710,415 shares by Ten-League Corporations Pte. Ltd, 1,362,029 shares by Jules Verne Investments Limited, 1,362,029 shares by LJSC Holdings Limited and 1,362,029 shares by Undersea Capital Holdings Limited.

Ten-League Venture Capital Limited

On June 9, 2023, Ten-League Venture Capital Limited was incorporated in the British Virgin Islands with limited liability. Ten-League Venture Capital Limited is authorized to issue a maximum of 50,000 shares of a single class each with a par value of US$1.00 each and the initial 1 share was transferred to Ten-League International Holdings Limited on the date of incorporation for cash at par.

Ten-League Corporations Pte. Ltd.

Ten-League Corporations Pte. Ltd. and Ten-League International Holdings Limited will enter into share swap agreements prior to the offering, pursuant to which Ten-League Corporations Pte. Ltd. will transfer its entire 100% shareholding interest in Ten-League Engineering & Technology Pte. Ltd. and Ten-League Port Engineering Solutions Pte. Ltd. to the nominee of Ten-League International Holdings Limited, Ten-League Venture Capital Limited, for the consideration of Ten-League International Holdings Limited allotting and issuing 2 shares to Ten-League Corporations Pte. Ltd., credited as fully paid, and Ten-League Venture Capital Limited allotting and issuing 2 shares to Ten-League International Holdings Limited, credited as fully paid.

Upon completion of our reorganization whereby the entire share capital of Ten-League Engineering & Technology Pte. Ltd. and Ten-League Port Engineering Solutions Pte. Ltd. will be transferred, the Group will comprise Ten-League Venture Capital Limited, Ten-League Engineering & Technology Pte. Ltd. and Ten-League Port Engineering Solutions Pte. Ltd. as our direct and indirect wholly-owned subsidiaries, respectively.

The Company will complete a reorganization whereby Ten-League Engineering & Technology Pte. Ltd. and Ten-League Port Engineering Solutions Pte. Ltd. will be under the common control of Ten-League Venture Capital Limited (a wholly-owned subsidiary of the Company) which collectively will own all the equity interests of Ten-League Engineering & Technology Pte. Ltd. and Ten-League Port Engineering Solutions Pte. Ltd. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

Ten-League Venture Capital Limited	Investment holding	100%

Ten-League Engineering & Technology Pte. Ltd.	Principally engaged in the sales, rental, maintenance and repair and value-added engineering solutions of heavy construction equipment	100%

Ten-League Port Engineering Solutions Pte. Ltd.	Principally engaged in the sales, rental, maintenance and repair and value-added engineering solutions of heavy port equipment	100%

The accompanying consolidated financial statements are presented assuming that the Company was in existence at the beginning of the first period presented.

On July 8, 2025, the Company completed its initial public offering. In this offering, the Company issued 1,607,840 ordinary shares at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$6.4 million before deducting any underwriting discounts or expenses. The Ordinary Shares began trading on July 8, 2025 on the Nasdaq Capital Market under the ticker symbol “TLIH”.